Financial Highlights (Unaudited) (Details) (Details) - Financial Highlights (Unaudited) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jul. 31, 2015	Jul. 31, 2014 [1]	Jul. 31, 2015		Jan. 31, 2015 [1]	Jul. 31, 2015	Jul. 31, 2014	[1]
Financial Highlights (Unaudited) [Abstract]
Net asset value per share, beginning of period		$ 11.76	$ 13.06	$ 12.57	[1]	$ 13.06
Net investment loss (a) (in Dollars)	[2]	$ (0.01)	$ (0.01)	$ (0.02)		$ (0.04)
Net realized and unrealized gain (loss) on investments in gold bullion		$ (0.82)	$ (0.21)	$ (1.62)		$ (0.45)
Net change in net assets resulting from operations		(0.83)	(0.22)	(1.64)		(0.49)
Net asset value per share, end of period		$ 11.76	$ 13.06	$ 12.57	[1]	$ 13.06	$ 10.93	$ 12.84
Total return, at net asset value (b)	[3]	(7.06%)	(1.68%)	(13.05%)		(3.75%)
Ratio to average net assets (c)
Net investment loss	[4]	(0.40%)	(0.40%)	(0.40%)		(0.40%)
Net expenses	[4]	0.40%	0.40%	0.40%		0.40%

[1]	Commencement of operations.
[2]	Calculated using average shares outstanding
[3]	Not annualized
[4]	Annualized